Property and Equipment Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property and Equipment, Net
Property and Equipment, Net

8.Property and Equipment, Net

Property and equipment, net, consists of the following (in thousands):

	At September 30,	At December 31,
	2021	2020
Laboratory and manufacturing equipment	$22,340	$8,176
Buildings	10,060	4,334
Leasehold improvements	1,648	1,742
Computer equipment and software	471	176
Capitalized software	192	17
Construction in process	26,928	35,551
Property and equipment – at cost	61,639	49,996
Less accumulated depreciation	(3,495)	(3,101)
Property and equipment – net	$58,144	$46,895

Property and equipment classified as construction in process as of September 30, 2021 and December 31, 2020 are related to the development of manufacturing lines that have not yet been placed into service as of September 30, 2021.

Depreciation expense was approximately $0.6 million for both the nine months ended September 30, 2021 and 2020.

8.	Property and Equipment, Net

Property and equipment, net, consists of the following (in thousands):

	At December 31,
	2020	2019
Laboratory and manufacturing equipment	$8,176	$4,891
Buildings	4,334	2,649
Leasehold improvements	1,742	1,577
Computer equipment and software	176	105
Capitalized software	17	—
Construction in process	35,551	5,619
Property and equipment – at cost	49,996	14,841
Less accumulated depreciation	(3,101)	(2,023)
Property and equipment – net	$46,895	$12,818

In July 2019, the Company acquired a manufacturing building in Italy for approximately $2.6 million. Property and equipment classified as construction in process as of December 31, 2020 and 2019 are related to the development of manufacturing lines that have not yet been placed into service as of December 31, 2020.

Depreciation expense not related to manufacturing activities for the years ended December 31, 2020 and 2019 was approximately $0.5 million for each year. Upon FDA approval of Plenity in February 2019, depreciation related to Plenity manufacturing have been captured in inventories, which totaled approximately $0.4 million and $0.0 million for the years ended December 31, 2020 and 2019, respectively.